Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Employee equity compensation
Units
Unvested, beginning of period	338,135
Vested	2,600
Unvested, end of period	335,535
Grant-date fair value
Unvested, beginning of period	$ 2,521
Vested	17
Unvested, end of period	2,504
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Vested	0
Unvested, end of period	650,464
Grant-date fair value
Unvested, beginning of period	4,736
Vested	0
Unvested, end of period	$ 4,736